Goodwill - Carrying Amount Of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning balance		$ 623	$ 647	$ 621
Acquisitions		11	13	42
Measurement period adjustments			(4)
Divestitures			(1)
Effect of changes in foreign exchange rates		(6)	5	(16)
Impairment	$ (37)		(37)	0	$ 0
Ending balance		628	623	647	621
Accumulated impairment loss		137	166	129	129
Industrial | Operating Segments
Goodwill [Roll Forward]
Beginning balance		323	311	302
Acquisitions		11	11	12
Measurement period adjustments			0
Divestitures			0
Effect of changes in foreign exchange rates		(2)	1	(3)
Impairment			0
Ending balance		332	323	311	302
Consumer | Operating Segments
Goodwill [Roll Forward]
Beginning balance		230	270	250
Acquisitions		0	0	30
Measurement period adjustments			(4)
Divestitures			(1)
Effect of changes in foreign exchange rates		(3)	2	(10)
Impairment			(37)
Ending balance		227	230	270	250
Software and Advisory | Operating Segments
Goodwill [Roll Forward]
Beginning balance		70	66	69
Acquisitions		0	2	0
Measurement period adjustments			0
Divestitures			0
Effect of changes in foreign exchange rates		(1)	2	(3)
Impairment			0
Ending balance		$ 69	$ 70	$ 66	$ 69